Revenues - Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total net revenues	$ 11,800	$ 13,269	$ 17,286
OEM
Disaggregation of Revenue [Line Items]
Total net revenues	8,539	9,629	11,468
Distribution
Disaggregation of Revenue [Line Items]
Total net revenues	3,261	3,640	5,818
Revenues from sale of products
Disaggregation of Revenue [Line Items]
Total net revenues	11,561	13,021	17,094
Revenues from sale of services
Disaggregation of Revenue [Line Items]
Total net revenues	193	196	145
Other revenues
Disaggregation of Revenue [Line Items]
Total net revenues	46	52	47
EMEA
Disaggregation of Revenue [Line Items]
Total net revenues	2,449	3,329	4,836
Americas
Disaggregation of Revenue [Line Items]
Total net revenues	1,896	2,106	2,724
Asia Pacific
Disaggregation of Revenue [Line Items]
Total net revenues	$ 7,455	$ 7,834	$ 9,726